Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Book Value
Financial Instruments
Cash and cash equivalents	$ 65,663	$ 139,170
Long-term debt, including current portion	1,368,100	1,423,812
Book Value | ZIM | Notes
Financial Instruments
Notes	43,559	20,078
Book Value | HMM | Notes
Financial Instruments
Notes	19,328	11,377
Fair Value
Financial Instruments
Cash and cash equivalents	65,663	139,170
Long-term debt, including current portion	1,368,100	1,423,812
Fair Value | ZIM | Notes
Financial Instruments
Notes	43,559	20,078
Fair Value | HMM | Notes
Financial Instruments
Notes	$ 19,328	$ 11,377